Annual Total Returns - FidelityNASDAQCompositeIndexETF-PRO - FidelityNASDAQCompositeIndexETF-PRO - Fidelity Nasdaq Composite Index ETF - Fidelity Nasdaq Composite Index ETF	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	6.88%
Annual Return 2016	8.92%
Annual Return 2017	29.22%
Annual Return 2018	(3.07%)
Annual Return 2019	37.02%
Annual Return 2020	44.79%
Annual Return 2021	22.38%
Annual Return 2022	(32.07%)
Annual Return 2023	45.29%
Annual Return 2024	29.39%